Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 71,934	$ 10,468	¥ 66,692
Restricted cash	500	73	500
Accounts receivable, net	52,308	7,612	22,417
Prepaid expenses and other current assets, net	95,508	13,899	65,815
Due from related parties	584	85	1,422
Inventories	16,169	2,353	36,071
Total current assets	237,003	34,490	192,917
Non-current assets
Property and equipment, net	61,429	8,939	38,270
Operating lease, right-of-use assets, net	13,030	1,896	16,319
Equity method investment
Intangible assets, net	1,677	244	2,592
Other non-current assets			541
Total non-current assets	76,136	11,079	57,722
Total assets	313,139	45,569	250,639
Current liabilities
Accounts payable	126,691	18,437	74,531
Short-term borrowings	53,935	7,849	35,780
Current portion of long-term borrowings	1,080	157	800
Due to related parties	5,500	800	4,499
Lease liabilities	3,673	535	3,360
Other payables and accrued liabilities	54,772	7,971	44,148
Income tax payables	18	3	18
Total current liabilities	245,669	35,752	163,136
Non-current liabilities
Long-term borrowings	6,870	1,000	8,020
Government grants	8,697	1,266
Deferred tax liabilities	295	43	466
Lease liabilities - non-current	10,876	1,583	14,549
Total non-current liabilities	26,738	3,892	23,035
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB183,639 and RMB265,773 as of March 31, 2022 and 2023, respectively)	272,407	39,644	186,171
Commitments and contingencies
Shareholder’s equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; Nil issued and outstanding as of March 31, 2022 and March 31, 2023
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 8,267,793 shares as of March 31,2022 and 13,567,793 shares as of March 31, 2023	9	1	5
Additional paid-in capital	216,504	31,507	152,236
Accumulated deficit	(175,893)	(25,597)	(88,277)
Accumulated other comprehensive income	3,469	503	1,024
Total UTime Limited shareholder’s equity	44,089	6,414	64,988
Non-controlling interests	(3,357)	(489)	(520)
Total shareholders’ equity	40,732	5,925	64,468
Total liabilities and shareholders’ equity	¥ 313,139	$ 45,569	¥ 250,639